EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Contributions for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2022	2021	2020
(millions of Canadian $)

DB Plans	78	105	124
Other post-retirement benefit plans	8	8	9
Savings and DC Plans	64	58	58
	150	171	191

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status at December 31 was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2022	2021	2022	2021

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	4,027	4,326	419	457
Service cost	145	171	5	6
Interest cost	125	119	13	12
Employee contributions	6	6	2	1
Benefits paid	(324)	(372)	(24)	(21)
Actuarial gain	(949)	(208)	(120)	(35)
Curtailment	—	(5)	—	3
Foreign exchange rate changes	51	(10)	15	(4)
Benefit obligation – end of year	3,081	4,027	310	419
Change in Plan Assets
Plan assets at fair value – beginning of year	4,145	4,038	431	441
Actual return on plan assets	(483)	376	(89)	5
Employer contributions[2]	78	105	8	8
Employee contributions	6	6	2	1
Benefits paid	(324)	(372)	(24)	(21)
Foreign exchange rate changes	59	(8)	26	(3)
Plan assets at fair value – end of year	3,481	4,145	354	431
Funded Status – Plan Surplus	400	118	44	12
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2Excludes a nil (2021 – $20 million) letter of credit provided to the Canadian DB Plan for funding purposes.

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2022	2021	2022	2021

Other long-term assets (Note 15)	400	119	163	193
Accounts payable and other	—	—	(8)	(8)
Other long-term liabilities (Note 18)	—	(1)	(111)	(173)
	400	118	44	12

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2022	2021	2022	2021

Projected benefit obligation[1]	—	(2,687)	(119)	(183)
Plan assets at fair value	—	2,686	—	—
Funded Status – Plan Deficit	—	(1)	(119)	(183)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2022	2021
(millions of Canadian $)

Accumulated benefit obligation	(2,880)	(3,714)
Plan assets at fair value	3,481	4,145
Funded Status – Plan Surplus	601	431

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2022	2021	2022

Fixed income securities	38%	34%	25% to 50%
Equity securities	44%	53%	30% to 55%
Other investments	18%	13%	10% to 25%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Fixed income and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2022	2021	2022	2021

Fixed income securities	7	7	0.2%	0.2%
Equity securities	3	5	0.1%	0.1%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For additional information on the fair value hierarchy, refer to Note 28, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

Asset Category
Cash and Cash Equivalents	55	68	1	2	—	—	56	70	1	2
Equity Securities:
Canadian	117	269	—	148	—	—	117	417	3	9
U.S.	897	649	—	164	—	—	897	813	24	18
International	172	126	172	354	—	—	344	480	9	10
Global	—	111	75	313	—	—	75	424	2	9
Emerging	50	25	127	120	—	—	177	145	5	3
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	221	226	—	—	221	226	6	5
Provincial	—	—	249	331	—	—	249	331	6	7
Municipal	—	—	12	16	—	—	12	16	—	—
Corporate	—	—	108	147	—	—	108	147	3	4
U.S. Bonds:
Federal	177	433	158	15	—	—	335	448	9	10
Municipal	—	—	1	1	—	—	1	1	—	—
Corporate	345	67	94	143	—	—	439	210	11	5
International:
Government	5	6	6	7	—	—	11	13	—	—
Corporate	—	—	58	73	—	—	58	73	1	2
Mortgage backed	36	42	1	5	—	—	37	47	1	1
Net forward contracts	—	—	(78)	—	—	—	(78)	—	(2)	—
Other Investments:
Real estate	—	—	—	—	336	283	336	283	9	6
Infrastructure	—	—	—	—	296	281	296	281	8	6
Private equity funds	—	—	—	—	—	1	—	1	—	—
Funds held on deposit	144	150	—	—	—	—	144	150	4	3
	1,998	1,946	1,205	2,065	632	565	3,835	4,576	100	100

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2020	417
Purchases and sales	100
Realized and unrealized gains	48
Balance at December 31, 2021	565
Purchases and sales	52
Realized and unrealized gains	15
Balance at December 31, 2022	632

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post-Retirement Benefits

2023	210	25
2024	214	24
2025	217	24
2026	221	23
2027	224	23
2028 to 2032	1,160	111

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2022	2021	2022	2021

Discount rate	5.15%	3.05%	5.45%	3.10%
Rate of compensation increase	3.30%	2.95%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs	The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2022	2021	2020	2022	2021	2020

Discount rate	3.05%	2.70%	3.20%	3.10%	2.80%	3.35%
Expected long-term rate of return on plan assets	6.10%	6.15%	6.40%	3.25%	3.00%	3.50%
Rate of compensation increase	3.00%	2.60%	3.00%	—	—	—

Schedule of Net Benefit Costs
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2022	2021	2020	2022	2021	2020

Service cost[1]	145	171	155	5	6	6
Other components of net benefit cost[1]
Interest cost	125	119	133	13	12	14
Expected return on plan assets	(239)	(234)	(230)	(14)	(13)	(14)
Amortization of actuarial loss	10	23	21	1	2	2
Amortization of regulatory asset	12	27	25	1	2	2
Curtailment gain	—	(5)	—	—	—	—
Settlement gain – AOCI	(2)	(2)	—	—	—	—
	(94)	(72)	(51)	1	3	4
Net Benefit Cost Recognized	51	99	104	6	9	10
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

year ended December 31	2022		2021		2020
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	38	24	147	5	358	22

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

year ended December 31	2022		2021		2020
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to net income	(10)	(1)	(23)	(2)	(21)	(2)
Curtailment	—	—	—	3	—	—
Settlement	2	—	2	—	—	—
Funded status adjustment	(101)	20	(190)	(18)	(18)	3
	(109)	19	(211)	(17)	(39)	1